ACCOUNTS RECEIVABLE, NET - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Accounts Receivable [Line Items]
Additional allowance for doubtful debts, net of recoveries	$ 29,979	$ 43,750	$ 26,566
Accounts receivable written off	$ 7,690	$ 549	$ 1,850
Gaming promoters [Member]
Accounts Receivable [Line Items]
Credit period, days	30 days
Other approved casino customers [Member] | Minimum [Member]
Accounts Receivable [Line Items]
Credit period, days	14 days
Other approved casino customers [Member] | Maximum [Member]
Accounts Receivable [Line Items]
Credit period, days	28 days
Casino customers with large gaming losses and established credit history [Member]
Accounts Receivable [Line Items]
Credit period, days	90 days